Supplemental Disclosure of Cash Flow Information - Liabilities Arising From Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ 12,985	$ 16,159
Changes from financing cash flows:
Issue (repayment) of long-term debt	(416)	(4,010)
Proceeds on settlement of cross currency swaps	0	69	$ 0
Payment of lease liabilities	(285)	(232)	(209)
Non-cash changes:
Lease additions	317	182
Changes in foreign exchange and fair value	(247)	817
Liabilities arising from financing activities, ending balance	12,354	12,985	16,159
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	11,445	14,694
Changes from financing cash flows:
Issue (repayment) of long-term debt	(416)	(4,010)
Non-cash changes:
Changes in foreign exchange and fair value	(230)	761
Liabilities arising from financing activities, ending balance	10,799	11,445	14,694
Cash flow hedges on US dollar debt securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	0	(119)
Changes from financing cash flows:
Proceeds on settlement of cross currency swaps		69
Non-cash changes:
Changes in foreign exchange and fair value	0	50
Liabilities arising from financing activities, ending balance	0	0	(119)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	1,540	1,584
Changes from financing cash flows:
Payment of lease liabilities	(285)	(232)
Non-cash changes:
Lease additions	317	182
Changes in foreign exchange and fair value	(17)	6
Liabilities arising from financing activities, ending balance	$ 1,555	$ 1,540	$ 1,584